Joint Venture - Reconciliation of Summarized Financial Information to Carrying Value (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Percentage of share of net assets	62.50%
Percentage of return of investment in joint venture	50.00%
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Percentage of share of net assets	62.50%
Percentage of return of investment in joint venture	50.00%